                      AUSA FINANCIAL FREEDOM BUILDER(sm)
                      SUPPLEMENT DATED OCTOBER 5, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 AS
                         SUPPLEMENTED AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International
Equity) portfolio of the AEGON/Transamerica Series Fund, Inc.   Effective March
1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 5 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     AUSA International Equity (formerly, AUSA GE International Equity)


The following information is added to the Portfolio Annual Expense Table on page 13 of the Prospectus:


                         Management     Other    Rule 12b-1    Total Portfolio
      Portfolio             Fees      Expenses      Fees       Annual Expenses
--------------------------------------------------------------------------------
International Equity        1.00%       0.20%       N/A            1.20%
--------------------------------------------------------------------------------


The following is added to the table in footnote (8) on page 14 of the
Prospectus:


                         Expense    Reimbursement     Expense Ratio Without
      Portfolio           Limit         Amount           Reimbursement
--------------------------------------------------------------------------------
International Equity      1.20%*         N/A                 N/A
--------------------------------------------------------------------------------

* Effective March 1, 2002, this expenses limit will be increased to 1.50%.


The following information replaces the information regarding GE International Equity on pages 19 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":


      Portfolio         Sub-Adviser or Adviser        Investment Objective
--------------------------------------------------------------------------------
                       American Century Investment    Seeks long-term growth of
International Equity       Management, Inc.           capital.
--------------------------------------------------------------------------------


All other references throughout the prospectus to AUSA GE International Equity are changed to AUSA International Equity.